Fair Value Measurements (as restated) - Assets and Liabilities Measured at Fair Value (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Nov. 16, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 109,054	$ 149,553			$ 45,209
Interest rate derivatives		(28,442)			(14,990)
Warrants	(26,049)	(42,793)	[1]	$ (31,200)	0
Total	85,935	78,318			30,219
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	(21,621)	(36,421)
Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	(4,428)	(6,372)		$ (4,400)
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	109,054	149,553			45,209
Interest rate derivatives		0			0
Total	87,433	113,132			45,209
Fair Value, Inputs, Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	(21,621)	(36,421)
Fair Value, Inputs, Level 1 | Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0			0
Interest rate derivatives		(28,442)			(14,990)
Total	2,930	(28,442)			(14,990)
Fair Value, Inputs, Level 2 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	0	0
Fair Value, Inputs, Level 2 | Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0			0
Interest rate derivatives		0			0
Total	(4,428)	(6,372)			$ 0
Fair Value, Inputs, Level 3 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	0	0
Fair Value, Inputs, Level 3 | Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	$ (4,428)	$ (6,372)

[1]	For discussion on the restatement adjustments, see Note 4.